RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	June 30, 2026	December 31, 2025
Amounts due from:
Frontline	8,813	3,816
Seatankers	553	736
Front Ocean	8	—
Paratus	3	3
Northern Ocean	2,177	2,120
NorAm Drilling	211	175
River Box	117	110
Other related parties	3	3
Allowance for expected credit losses	(20)	(22)
Total amount due from related parties	11,865	6,941

Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline	1,173	1,096
Seatankers	99	105
Front Ocean	100	97
Other related parties	5	5
Total amount due to related parties	1,377	1,303